INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan losses	$ 2,659	$ 2,706	$ 2,734
Impairment loss on equity securities	618	618	618
Impairment loss on debt securities		436	436
Net unrealized losses on available-for-sale debt securities	224
Deferred loan fees	136	91	83
State income tax benefit for net operating loss carryforwards	911	1,224	1,475
Imputed income tax reimbursement plan	142	139	137
Unrealized loss on other real estate owned	999	1,050	843
Other	146	203	59
Total deferred tax assets	5,835	6,467	6,385
Deferred tax liabilities:
Depreciation	(2,692)	(2,473)	(2,386)
FHLB stock dividends	(742)	(742)	(742)
Net unrealized gains on available-for-sale debt securities		(6,385)	(5,461)
Prepaid expenses	(152)	(117)	(126)
Other	(132)	(252)	(252)
Total deferred tax liabilities	(3,718)	(9,969)	(8,967)
Valuation allowance for state income tax benefit	(911)	(1,224)	(1,475)
Net deferred tax assets (liabilities)	$ 1,206	$ (4,726)	$ (4,057)